BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 HKD ($)	May 22, 2025 USD ($)	Mar. 31, 2024 USD ($)
Product Information [Line Items]
Allowance for credit losses			$ 17,733
Deferred offering costs			266,028		$ 266,028
Finite-Lived Intangible Asset, Useful Life	5 years			5 years
Impairment of long-lived assets	$ 0	$ 0
Warranty reserves	0		0
Selling, general and administrative expense	977,123	94,075
Advertising expense	159,658	11,911
Other income	9,017
Uncertain tax positions	$ 0		$ 0
Dilutive shares | shares	0		0
Number of operating segment | Segment	1
Cash	$ 206,370		$ 31,950
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration and credit risk percentage	97.00%	31.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration and credit risk percentage		28.00%
Customer Concentration Risk [Member] | One Subcontractor [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration and credit risk percentage	97.00%	76.42%
Design and Fit Out Services [Member]
Product Information [Line Items]
Service projects amount	$ 532,407
Management Service [Member]
Product Information [Line Items]
Service projects amount	14,585
Application Services [Member]
Product Information [Line Items]
Service projects amount	123,020
Design Only Services [Member]
Product Information [Line Items]
Service projects amount	2,181
Maximum [Member]
Product Information [Line Items]
Cash FDIC insured amount	250,000
Maximum [Member] | HONG KONG
Product Information [Line Items]
Deposit	$ 64,267			$ 500,000